THE THAI FUND, INC.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE
BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

U.S. INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

THAI INVESTMENT ADVISER
MFC Asset Management Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIANS
The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C)2002 Morgan Stanley




THIRD QUARTER REPORT

SEPTEMBER 30, 2002

[MORGAN STANLEY LOGO]

THE THAI FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

THE THAI FUND, INC.

OVERVIEW

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 13.64% compared to 11.64% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $3.16, representing a 14.8% discount to the Fund's net asset value per share.

MARKET REVIEW

More recently, the Thai market has been one of the weaker markets in Asia during the third quarter despite improving economic fundamentals. The Index fell 18.1% during the three months ended September 30, 2002, in U.S. dollar terms. Apart from redemptions by foreign investors, the selling was aggravated by a sharp decline in trading volume. The daily value of shares traded fell to 5.7 billion Thai baht, compared to the average of 9.2 billion Thai baht for the first nine months of 2002. The telecommunications and finance sectors performed the worst, while the best performing sector was the energy sector.

The Bank of Thailand's August report shows that Thailand's economic growth remains strong both on the domestic front and export growth. In August, the external sector brought in $238 million dollars in trade surplus, bringing the year-to-August balance at a $1.4 billion dollar surplus. The report showed strong domestic demand as well. Growth in both domestic and external sectors pushed the manufacturing production index to an 11.4% year-on-year growth, the highest in thirty-two months. Capacity utilization rose to 61.2% at the end of August, compared with rates of 58.1% in July 2002 and 52.2% in August 2001. The growth environment remains stable despite rising uncertainties in the global environment. The decline in the investment confidence index reflected these worries and coupled with the recent nation-wide floods, growth momentum would slow in the months ahead. But, headline growth figures would still be strong; August numbers from the Bank of Thailand raised the chance of an above 4.5% third quarter GDP growth, promised by Prime Minister Thaksin. Inflation remained a non-issue at 0.4% for the first eight months of the year.

The telecommunications sector was badly sold down during the latest quarter due to poor results, a reduction in the sector's MSCI weighting and issues surrounding a lack of transparency. In particular, one company cited fradulent activity at its subsidiary as the main cause for poor results. During the period, the Fund reduced its weight in the energy sector and increased its holdings in bank and property stocks, as they have reached attractive valuations.

MARKET OUTLOOK

The growth environment remains stable despite rising uncertainties in the global environment. However, the recent floods in the major provinces are likely to have an impact on the economy, especially on the provinces, thereby slowing the country's growth momentum somewhat. Yet, the monetary policy will be accommodative. Given the good growth pace and the recent weakness in the baht, the Bank of Thailand is likely to hold rates steady for the rest of the year.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                    October 2002

THE THAI FUND, INC.

SEPTEMBER 30, 2002

INVESTMENT SUMMARY

HISTORICAL INFORMATION (UNAUDITED)

                                                               TOTAL RETURN (%)
                         ----------------------------------------------------------------------------------------
                              MARKET VALUE(1)              NET ASSET VALUE(2)                    INDEX(3)
                         ----------------------------------------------------------------------------------------
                                           AVERAGE                         AVERAGE                        AVERAGE
                         CUMULATIVE         ANNUAL      CUMULATIVE          ANNUAL      CUMULATIVE         ANNUAL
-----------------------------------------------------------------------------------------------------------------
Year-to-Date                 (4.09)%            --           13.64%             --           11.64%            --
One Year                      9.15            9.15%          21.05           21.05%          23.15          23.15%
Five Year                   (70.28)         (21.54)         (50.22)         (13.02)         (48.87)        (12.56)
Ten Year                    (69.58)         (11.22)         (68.37)         (10.87)         (77.42)        (13.83)
Since Inception*            (36.34)          (3.04)         (25.25)          (1.98)         (43.29)         (3.81)

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                  YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------------------------------------
                               1992      1993      1994      1995      1996      1997     1998    1999     2000     2001
                              ------------------------------------------------------------------------------------------
Net Asset Value Per Share     $20.69    $39.42    $28.30    $24.89    $15.63    $3.81    $3.80   $5.71    $2.99    $3.27
Market Value Per Share        $18.75    $36.88    $22.38    $22.38    $16.38    $5.25    $5.88   $7.81    $2.69    $3.30
Premium/(Discount)              (9.4)%    (6.4)%   (20.9)%  (10.1)%     4.8%     37.8%    54.7%   36.8%   (10.0)%    0.9%
Income Dividends                  --    $ 0.36    $ 0.35    $ 0.11    $ 0.32    $0.11    $0.19      --    $0.02    $0.00#
Capital Gains Distributions       --    $ 0.51    $ 4.62    $ 3.38    $ 0.08    $0.12       --      --       --       --
Fund Total Return(2)           34.26%    98.90%    10.40%+   (0.10)%  (35.93)% (75.17)%   2.88%  50.26%  (47.33)%   9.51%
Index Total Return(3)          24.71%    88.40%   (17.76)%   (6.11)%  (36.25)% (75.54)%  22.43%  32.41%  (51.73)%  10.72%

                                NINE MONTHS
                                   ENDED
                               SEPTEMBER 30,
                               -------------
                                   2002
                               -------------
Net Asset Value Per Share         $3.71
Market Value Per Share            $3.16
Premium/(Discount)                (14.8)%
Income Dividends                  $0.01
Capital Gains Distributions          --
Fund Total Return(2)              13.64%
Index Total Return(3)             11.64%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, expressed in U.S. dollars.
*    The Fund commenced operations on February 16, 1988.
+ This return does not include the effect of the rights issued in connection with the rights offering.
#    Amount is less than $0.01 per share.

     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

THE THAI FUND, INC.

SEPTEMBER 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY

ALLOCATION OF TOTAL INVESTMENTS

[CHART]

Equity Securities                95.2%
Short-Term Investments            4.8%

INDUSTRIES

[CHART]

Banks                                   18.5%
Construction Materials                  14.1%
Oil & Gas                                8.5%
Wireless Telecommunications Services     7.5%
Food Products                            7.1%
Other                                   44.3%

TEN LARGEST HOLDINGS*

                                        PERCENT OF
                                        NET ASSETS
--------------------------------------------------
1.      Siam Cement PCL                    9.2%
2.      Bangkok Bank PCL                   6.8
3.      PTT PCL                            6.2
4.      Siam City Cement PCL               4.8
5.      Siam Commercial Bank PCL           4.8
6.       Siam Makro PCL                    4.6%
7.       Advanced Info Service PCL         4.6
8.       Thai Farmers Bank PCL             4.3
9.       BEC World PCL                     4.3
10.      Land & House PCL                  4.2
                                          ----
                                          53.8%
                                          ====

 * Excludes Short-Term Investments

THE THAI FUND, INC.

STATEMENT OF NET ASSETS
SEPTEMBER 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
THAI INVESTMENT PLAN (100.1%)
--------------------------------------------------------------------------
THAI COMMON STOCKS (95.5%)
(UNLESS OTHERWISE NOTED)
--------------------------------------------------------------------------
AIRLINES (0.6%)
  Thai Airways International PCL                537,200 (a)        $   313
--------------------------------------------------------------------------
BANKS (18.5%)
  Bangkok Bank PCL                            3,394,950 (a)          3,334
  Krung Thai Bank PCL                         6,003,000 (a)          1,290
  Siam Commercial Bank PCL                    3,549,200 (a)          1,903
  Siam Commercial Bank PCL (Foreign)            822,000 (a)            441
  Thai Farmers Bank PCL                       4,025,200 (a)          2,130
--------------------------------------------------------------------------
                                                                     9,098
--------------------------------------------------------------------------
BEVERAGES (3.2%)
  Serm Suk PCL                                  334,500              1,577
--------------------------------------------------------------------------
BROADCASTING & CABLE TV (0.4%)
  United Broadcasting Corp., PCL                604,600 (a)            175
--------------------------------------------------------------------------
CHEMICALS (3.3%)
  National Petrochemical PCL                  1,526,300              1,622
--------------------------------------------------------------------------
CONSTRUCTION MATERIALS (14.1%)
  Siam Cement PCL                               261,600              4,546
  Siam City Cement PCL                          547,245              2,377
--------------------------------------------------------------------------
                                                                     6,923
--------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (4.6%)
  National Finance PCL                        1,884,100 (a)            535
  TISCO Finance PCL                           3,609,500 (a)          1,710
--------------------------------------------------------------------------
                                                                     2,245
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
  TelecomAsia Corp., PCL                      2,174,900 (a)            264
--------------------------------------------------------------------------
ELECTRIC UTILITIES (1.9%)
  Electricity Generating PCL                  1,169,900                960
--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
  Delta Electronics (Thailand) PCL              841,890                496
--------------------------------------------------------------------------
FOOD PRODUCTS (6.9%)
  Charoen Pokphand Foods PCL                 19,666,960              1,872
  Thai Union Frozen Products PCL              3,802,000              1,538
--------------------------------------------------------------------------
                                                                     3,410
--------------------------------------------------------------------------
HOUSEHOLD DURABLES (4.2%)
  Land & House PCL                            1,420,700              2,068
--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.0%)
  Thai Rung Textile PCL                             958 (a)             --@
--------------------------------------------------------------------------
INSURANCE (3.4%)
  Bangkok Insurance PCL                         372,150              1,677
--------------------------------------------------------------------------
MEDIA (4.3%)
  BEC World PCL                                 459,900            $ 2,126
--------------------------------------------------------------------------
MULTILINE RETAIL (7.1%)
  Big C Supercenter PCL                       2,915,300 (a)          1,226
  Siam Makro PCL                              2,091,500              2,272
--------------------------------------------------------------------------
                                                                     3,498
--------------------------------------------------------------------------
OIL & GAS (8.5%)
  PTT Exploration &
    Production PCL                              390,600              1,110
  PTT PCL                                     3,238,500              3,068
--------------------------------------------------------------------------
                                                                     4,178
--------------------------------------------------------------------------
TEXTILES & APPAREL (2.9%)
  Thai Wacoal PCL                               347,013              1,443
--------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (2.6%)
  Bangkok Expressway PCL                      3,844,700              1,271
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (7.5%)
  Advanced Info Service PCL                   3,044,700              2,251
  Shin Corp., PCL                             6,043,600 (a)          1,425
--------------------------------------------------------------------------
                                                                     3,676
--------------------------------------------------------------------------
TOTAL THAI COMMON STOCKS
  (Cost $54,760)                                                    47,020
--------------------------------------------------------------------------
                                                NO. OF
                                              WARRANTS
--------------------------------------------------------------------------
WARRANTS (0.2%)
--------------------------------------------------------------------------
FOOD PRODUCTS (0.2%)
  Charoen Pokphand Foods PCL,
    expiring 4/29/05
    (Cost $--@)                               1,966,696 (a)            106
--------------------------------------------------------------------------
                                                NO. OF
                                                RIGHTS
--------------------------------------------------------------------------
RIGHTS (0.0%)
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
  TelecomAsia Corp., PCL
    (Cost $--@)                               1,083,904 (a)            --@
--------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT
                                                 (000)
--------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (4.4%)
(INTEREST BEARING DEMAND ACCOUNT)
--------------------------------------------------------------------------
  Thai Baht
  (Cost $2,203)                              THB 93,144              2,152
--------------------------------------------------------------------------
TOTAL THAI INVESTMENT PLAN (100.1%)
  (Cost $56,963)                                                    49,278
--------------------------------------------------------------------------

THE THAI FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

Statement of Net Assets (Cont'd)

                                                 FACE
                                                AMOUNT               VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
SHORT-TERM INVESTMENT (0.4%)
--------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
  J.P. Morgan Securities Inc.,
    1.87%, dated 9/30/02,
    due 10/1/02 (Cost $212)                   $     212 (b)         $  212
--------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
  (Cost $57,175)                                                    49,490
--------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.5%)
--------------------------------------------------------------------------
  Other Assets                                       31
  Liabilities                                      (259)              (228)
--------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 13,270,075 issued and outstanding
    $0.01 par value shares
    (30,000,000 shares authorized)                                 $49,262
--------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $  3.71
--------------------------------------------------------------------------

(a)--Non-income producing.
(b)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@ -- Value is less than $500.
PCL--Public Company Limited.


                                       6